UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:        Par-Four Investment Management, LLC

Address:     50 Tice Boulevard
             Woodcliff Lake, New Jersey 07677


13F File Number: 028-12818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ed Labrenz
Title:  Chief Financial Officer
Phone:  (201) 573-7512


Signature, Place and Date of Signing:


/s/  Ed Labrenz                 Woodcliff Lake, NJ           November 9, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

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Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      2

Form 13F Information Table Value Total:     $419
                                        (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number      Name

1            028-05431                 Sunrise Partners Limited Partnership





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
                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------              --------------  ---------  --------  -------------------  ----------  --------  ---------------------
                                                        VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION    MGRS     SOLE    SHARED  NONE
--------------              --------------  ---------  --------  -------   ---  ----  ----------  --------  ------   ------  ----
GRAY TELEVISION INC         COM             389375106      45    19,700    SH         SHARED         1               19,700
HAWAIIAN TELCOM HOLDCO INC  COM             420031106     374    21,089    SH         SOLE          NONE    21,089
